Annual Total Returns[BarChart] - Invesco Zacks Multi-Asset Income ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.56%	13.04%	19.55%	(4.20%)	(14.11%)	16.20%	15.43%	(10.42%)	25.76%	(10.55%)